PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET	PROPERTY AND EQUIPMENT, NET

	December 31,
	2021	2020
Cost:
Computers and peripheral equipment	$207,843	$192,898
Internal use software	191,697	145,914
Office furniture and equipment	6,585	10,417
Leasehold improvements	56,835	56,976
	462,960	406,205
Accumulated depreciation:
Computers and peripheral equipment	162,487	147,618
Internal use software	109,501	75,743
Office furniture and equipment	3,529	6,733
Leasehold improvements	41,789	38,326
	317,306	268,420
Depreciated cost	$145,654	$137,785

Depreciation expense totaled $65,411, $67,892 and $60,174 for the years ended December 31, 2021, 2020 and 2019, respectively.
The Company recorded a reduction of $12,322 and $22,355 to the cost and accumulated depreciation of fully depreciated equipment and leasehold improvements no longer in use for the years ended December 31, 2021 and 2020, respectively.